Master Trust Financial Information (Tables) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s interest in the Master Trust.

	December 31, 2025			December 31, 2024
		Plan’s interest in the Master Trust			Plan’s interest in the Master Trust
	Master Trust			Master Trust

Investments, at fair value:
Common and preferred stock	$2,657,267,606	$844,169,215		$2,170,706,402	$602,327,762
Self-directed accounts	160,452,693	160,452,693		144,172,700	144,172,700
Collective trust funds	7,813,633,928	7,028,587,624		6,989,085,150	6,298,243,054
U.S. Treasury	205,602,323	—		205,843,512	—
U.S. government securities	41,166,176	—		40,300,147	—
Corporate bonds	2,530,265,931	—		2,465,935,344	—
Venture capital and partnership interests	3,007,454	—		4,078,669	—
State and political subdivisions	61,211,649	—		65,250,937	—
Sovereign debt/sovereign guaranteed	25,658,479	—		21,045,947	—
Supranational	514,778	—		197,690	—
Exchange-traded funds	8,523,631	—		7,376,917	—
Funds of funds	2,481,568,894	2,481,207,472		2,342,196,258	2,341,873,006
Hedge fund of funds	222,861,128	—		233,631,668	—
Interest-bearing cash	6,753,768	—		3,832,068	—
Derivative instruments	(282,225)	—		(252,316)	—
Investment contracts with insurance companies	77,358,417	—		82,959,748	—
Total investments, at fair value	16,295,564,630	10,514,417,004		14,776,360,841	9,386,616,522
Plus:
Fully benefit-responsive investment contracts, at contract value	303,642,736	303,361,975		326,101,726	325,864,635
Notes receivable from participants	49,881,146	49,881,146		54,236,189	54,236,189
Cash	139,127	139,127		216,936	216,936
Pending investment sales and other receivables	204,386,874	163,863,462	(a)	217,087,639	173,682,793	(a)
Assets held as collateral under securities lending	501,778,785	38,384,474		390,872,379	12,159,191
Minus:
Pending investment purchases and other liabilities	16,338,824	9,164,871		19,430,699	8,762,503
Payable upon return of securities loaned	501,778,785	38,384,474		390,872,379	12,159,191
Net assets available for plan benefits	$16,837,275,689	$11,022,497,843		$15,354,572,632	$9,931,854,572
(a)    Includes employer contribution receivable of $160,228,298 at December 31, 2025 and $169,945,400 at December 31, 2024, related to the annual matching and basic company contributions.

The following table presents the net investment income of the Master Trust.

Net investment income of the Master Trust	Year ended December 31,
	2025	2024
Net investment income:
Net appreciation in fair value of investments	$2,203,624,755	$1,472,440,335
Interest	147,291,305	147,579,436
Dividends	47,578,687	43,720,429
Total net investment income	$2,398,494,747	$1,663,740,200

EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for plan benefits of the Master Trust at December 31, 2025 and December 31, 2024, to the Master Trust’s Form 5500.

Reconciliation of net assets available for plan benefits of the Master Trust	December 31,
	2025	2024
Net assets available for plan benefits of the Master Trust	$16,837,275,689	$15,354,572,632
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,153,182)	(22,705,442)
Net assets available for plan benefits per the Master Trust’s Form 5500	$16,825,122,507	$15,331,867,190

The following is a reconciliation of the change in net assets available for plan benefits of the Master Trust for the years ended December 31, 2025 and December 31, 2024, to the Master Trust’s Form 5500.

Reconciliation of change in net assets available for plan benefits of the Master Trust	Year ended December 31,
	2025	2024
Net change in net assets available for plan benefits of the Master Trust	$1,482,703,057	$930,397,980
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - prior year	22,705,442	25,852,313
Adjustment from contract value to fair value for fully benefit-responsive investment contracts - current year	(12,153,182)	(22,705,442)
Net change in net assets available for plan benefits per the Master Trust’s Form 5500	$1,493,255,317	$933,544,851
The following is a reconciliation of net assets available for plan benefits per the financial statements at December 31, 2025 and December 31, 2024, to Form 5500.

Reconciliation of net assets available for plan benefits	December 31,
	2025	2024
Net assets available for plan benefits per the financial statements	$11,022,497,843	$9,931,854,572
Benefit claims payable	(3,680,152)	(3,178,527)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(12,142,244)	(22,689,548)
Net assets available for plan benefits per Form 5500	$11,006,675,447	$9,905,986,497

The following is a reconciliation of benefits paid to participants per the financial statements for the years ended December 31, 2025 and December 31, 2024, to Form 5500.

Reconciliation of benefits paid to participants	Year ended December 31,
	2025	2024
Benefits paid to participants per the financial statements	$1,069,656,802	$926,353,132
Less: Benefit claims payable – prior year	3,178,527	2,587,636
Add: Benefit claims payable – current year	3,680,152	3,178,527
Benefits paid to participants per Form 5500	$1,070,158,427	$926,944,023

Guaranteed Investment Contracts
The investment contracts held by the Master Trust generally consist of the following guaranteed investment contracts (“GICs”).

GICs at contract value	December 31,
	2025	2024
Synthetic GICs	$266,934,605	$288,540,011
Traditional GICs	36,708,131	37,561,715
Total GICs, at contract value	$303,642,736	$326,101,726